RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Accrued compensation accounts payable and accrued expenses	$ 517,846	$ 535,862